J. & W. Seligman & Co.
                                  Incorporated

                                                     April 25, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Seligman Portfolios, Inc. (the "Fund") and each of its:
      Seligman Capital Portfolio
      Seligman Cash Management Portfolio
      Seligman Communications and Information Portfolio
      Seligman Common Stock Portfolio
      Seligman Frontier Portfolio
      Seligman Global Growth Portfolios
      Seligman Global Smaller Companies Portfolio
      Seligman Global Technology Portfolio
      Seligman International Growth Portfolio
      Seligman Investment Grade Fixed Income Portfolio
      Seligman Large-Cap Growth Portfolio
      Seligman Large-Cap Value Portfolio
      Seligman Small-Cap Value Portfolio
        (the "Portfolios")
      Post-Effective Amendment No. 30
      File Nos. 33-15253 and 811-5221

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the individual Prospectuses and combined Statement of Additional Information for the Fund and each of its Portfolios, that would have been filed pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 30 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 21, 2003.

      If you have any questions, please do not hesitate to call me at (212) 850-1375.

                                                   Very truly yours,


                                                   /s/Jennifer G. Muzzey

                                                   Jennifer G. Muzzey
                                                   Legal Assistant
                                                   Law & Regulation

JGM/jgm

           100 Park Avenue o New York, New York 10017 o (212) 850-1864